Income Taxes (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Percentage of preferential tax benefits and EIT rate and term description			The preferential tax rate will be expired at end of year 2022 and the EIT rate will be 25% from year 2023.		The preferential tax rate will be expired at end of year 2022 and the EIT rate will be 25% from year 2023.
Deferred taxes
Percentage of preferential value added tax			3.00%		3.00%	3.00%
Domestic Tax Authority [Member]
Percentage of value added tax			13.00%		13.00%
Dongguan Heng Sheng Wei Garments Co., Ltd [Member]
Percentage of preferential value added tax			13.00%		13.00%
Logistic Company [Member]
Percentage of value added tax			9.00%		9.00%
Minimum [Member]
Percentage on enterprise income tax			5.00%	5.00%	5.00%	5.00%
Maximum [Member]
Percentage on enterprise income tax			15.00%	15.00%	15.00%	15.00%
Hong Kong [Member]
Income tax rate			16.50%		16.50%
People's Republic of China [Member]
Federal statutory tax rate	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%